WANGER ADVISORS TRUST

227 W. MONROE STREET, SUITE 3000

CHICAGO, IL 60602

May 6, 2011

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

Wanger Advisors Trust

1933 Act Registration No. 33-83548

1940 Act Registration No. 811-08748

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), Wanger Advisors Trust (the “Trust”) certifies that:

a.	the form of statement of additional information that would have been filed pursuant to paragraph (c) of Rule 497 under the Securities Act would not have differed from that contained in the most recent post-effective amendment to the Trust’s registration statement on Form N-1A; and

b.	the text of the most recent post-effective amendment to the Trust’s registration statement was filed with the Commission via EDGAR on April 25, 2011.

Very truly yours,

WANGER ADVISORS TRUST

By : /s/ Bruce H. Lauer

        Bruce H. Lauer, Vice President, Secretary and Treasurer